Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Special Cash Dividend [Member]
Cash dividends (in dollars per share)	$ 25.00
Ordinary Cash Dividends [Member]
Cash dividends (in dollars per share)	$ 3.00	$ 2.39	$ 1.565